Long-Term Debt and Financial Liabilities, $22.5 Million Term Loan Facility (Details)				12 Months Ended
	Aug. 07, 2024 USD ($)	Dec. 07, 2022 USD ($)	Nov. 28, 2022 USD ($)	Dec. 31, 2025 USD ($) Installment Tranches	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 22, 2022 Subsidiary
Debt Instruments [Abstract]
Proceeds from debt				$ 51,577,002	$ 100,000,000	$ 0
Repayment of loan				102,181,653	$ 86,866,269	$ 53,864,500
22.5 Million Term Loan Facility [Member]
Debt Instruments [Abstract]
Face amount				$ 22,500,000
Number of subsidiaries providing security for term loan facility | Subsidiary							2
Number of tranches drawn | Tranches				2
Proceeds from debt		$ 11,250,000	$ 11,250,000
Term of loan				5 years
Margin on variable rate				3.875%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]				us-gaap:SecuredOvernightFinancingRateSofrMember
Number of payment installments | Installment				60
Frequency of periodic payment				monthly
Balloon installment payable at maturity				$ 1,425,000
Repayment of loan	$ 14,600,000
22.5 Million Term Loan Facility [Member] | Installments 1 to 9 [Member]
Debt Instruments [Abstract]
Installment payment				250,000
22.5 Million Term Loan Facility [Member] | Installments 10 to 12 [Member]
Debt Instruments [Abstract]
Installment payment				175,000
22.5 Million Term Loan Facility [Member] | Installments 13 to 59 [Member]
Debt Instruments [Abstract]
Installment payment				$ 150,000